Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 407,889	$ 136,309
Less than 12 months Unrealized Losses	17,599	2,075
12 months or more Fair Value	32,049	41,874
12 months or more Unrealized Losses	1,208	1,048
Total Fair Value	178,183	178,183
Total Unrealized Losses	18,807	3,123
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	195,363	50,915
Less than 12 months Unrealized Losses	6,753	716
12 months or more Fair Value	4,604	26,335
12 months or more Unrealized Losses	362	861
Total Fair Value	199,967	77,250
Total Unrealized Losses	7,115	1,577
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	117,438	83,001
Less than 12 months Unrealized Losses	4,183	1,349
12 months or more Fair Value	24,353
12 months or more Unrealized Losses	658
Total Fair Value	141,791	83,001
Total Unrealized Losses	4,841	1,349
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	95,088	2,393
Less than 12 months Unrealized Losses	6,663	10
12 months or more Fair Value	3,092	12,623
12 months or more Unrealized Losses	188	172
Total Fair Value	98,180	15,016
Total Unrealized Losses	$ 6,851	182
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
12 months or more Fair Value		2,916
12 months or more Unrealized Losses		15
Total Fair Value		2,916
Total Unrealized Losses		$ 15